Warrants to Purchase Common Stock - Schedule of Warrants to Purchase Common Stock (Details) - $ / shares	Dec. 31, 2024	Jun. 30, 2024
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	418,878	421,258
Exercise Price (in Dollars per share)		$ 3
Exercise Price 2.00 One [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	286,672	286,672
Exercise Price (in Dollars per share)	$ 2	$ 2
Expiration Date	Jun. 22, 2026	Jun. 22, 2026
Exercise Price 2.00 Two [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	37,433	37,433
Exercise Price (in Dollars per share)	$ 2	$ 2
Expiration Date	Jun. 28, 2026	Jun. 28, 2026
Exercise Price 2.00 Three [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	11,500	11,500
Exercise Price (in Dollars per share)	$ 2	$ 2
Expiration Date	Jul. 01, 2026	Jul. 01, 2026
Exercise Price 3.00 One [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	27,032	29,067
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	Dec. 22, 2027	Dec. 22, 2027
Exercise Price 3.00 Two [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	4,588	4,933
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	Jan. 10, 2028	Jan. 10, 2028
Exercise Price 3.00 Three [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	6,720	6,720
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	Mar. 31, 2028	Mar. 31, 2028
Exercise Price 3.00 Four [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	44,933	44,933
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	May 10, 2028	May 10, 2028